RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Gold receivables	$ 0.0	$ 2.7
Income tax receivable	3.2	0.0
Receivables from governments	42.2	40.4
Receivables from related parties	0.1	1.2
Other receivables	6.7	4.9
Total receivables	52.2	49.2
Marketable securities and warrants	0.0	0.2
Prepaid expenses	9.6	7.2
Derivatives	14.1	4.4
Receivables and other current assets	$ 75.9	$ 61.0